Note 3 - Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Nine Months Ended September 30,
BASIC	2014	2013
Net (loss) income attributable to Gyrodyne:
Continuing operations	$(61,622)	$47,380,476
Discontinued operations	-	-
Net (loss) income attributable to Gyrodyne	(61,622)	47,380,476
Weighted average number of common shares outstanding	1,482,680	1,482,680
Net (loss) income per common share attributable to Gyrodyne (“EPS”):
Continuing operations	$(0.04)	$31.96
Discontinued operations	-	-
Net (loss) income per common share attributable to Gyrodyne (“EPS”)	$(0.04)	$31.96

	Years Ended December 31,
BASIC	2013	2012	2011
Net income (loss) attributable to Gyrodyne	$46,063,206	$99,048,253	$(1,124,665)
Weighted average number of common shares outstanding	1,482,680	1,482,680	1,340,706
Net Income (loss) per common share attributable to Gyrodyne (“EPS”)	$31.07	$66.80	$(0.84)